Impaired Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	₨ 140,422.5	$ 2,030.4	₨ 108,717.3
Wholesale Trade- Non Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	15,856.7	229.3	15,239.0
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	22,513.7	325.5	15,236.4
Agriculture Production - Food
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	18,915.0	273.5	12,227.0
Others (none greater than 5% of impaired loans)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	66,792.8	965.8	46,544.5
Retail Trade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	7,767.0	112.3	6,279.0
Agri-Allied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans			6,184.0
Food And Beverage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	₨ 8,577.3	$ 124.0	₨ 7,007.4